Changes in Accumulated Other Comprehensive Income (Loss) Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning of period	$ (237)	$ (237)
Aggregate adjustment for the period	(513)	4	(52)
Accumulated other comprehensive income, end of period	(741)	(237)	(237)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning of period	(17)	(62)	(120)
Aggregate adjustment for the period	(316)	45	58
Accumulated other comprehensive income, end of period	(333)	(17)	(62)
Unrealized gains (losses) on derivatives [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning of period	2	14	(45)
Other comprehensive income before reclassifications (net of tax effect)	(92)	(14)	57
Reclassification to income (net of tax effect)	12	2	2
Accumulated other comprehensive income, end of period	(78)	2	14
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	32	0	33
Tax effect of reclassification to income	1	5	0
Pension and postretirement plans [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning of period	(222)	(189)	(18)
Other comprehensive income before reclassifications (net of tax effect)	(117)	(40)	(171)
Reclassification to income (net of tax effect)	9	7	0
Accumulated other comprehensive income, end of period	(330)	(222)	(189)
Tax effect of reclassification to income	2	2	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 24	$ 7	$ 57